Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of finite-lived intangible assets
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-6 years
Brand name	2-4 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Intangible assets, net consisted of the following:

	December 31,
	2023	2024

Developed technology	$2,832	$4,070
Customer relationships	440	3,694
Database	208	208
User panel	11,202	11,202
Brand name	59	1,221
Total intangible assets	14,741	20,395
Less: accumulated amortization	(9,956)	(14,818)
Total intangible assets, net	$4,785	$5,577

Schedule of property, plant and equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2023	2024

Computers and peripheral equipment	$6,784	$8,074
Office furniture and equipment	2,322	2,411
Electronic equipment	232	270
Leasehold improvements	26,103	26,119
Capitalized internal-use software costs	9,147	10,555
Total property and equipment	44,588	47,429
Less: accumulated depreciation and amortization	(15,958)	(21,508)
Total property and equipment, net	$28,630	$25,921